CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating Activities
Net income	$ 175,016	$ 126,775
(Income) loss from discontinued operations, net of taxes	(32,351)	27,616
Income from continuing operations	142,665	154,391
Adjustments to reconcile income from continuing operations to net cash provided by (used in) operating activities - continuing operations:
Depreciation and amortization	72,632	76,908
Impairment of goodwill	36,684	0
Impairment, Long-Lived Asset, Held-for-Use	3,326	0
Net gain on sale of assets and asset write-offs	(1,901)	(43,506)
Net gain on sale of business	(75,945)	0
Unrealized Gain (Loss) on Investments	(723)	(2,043)
Stock-based compensation expense	6,090	4,381
Equity method earnings	(8,711)	(11,508)
Amortization of debt discounts and debt issuance costs	6,255	4,788
Deferred tax benefit	(12,353)	(11,747)
Pension and other postretirement benefit plan expense	1,982	4,160
Dividends received from equity method investments	4,994	6,350
Other	178	(4,075)
Changes in operating assets and liabilities:
Receivables, net of allowances	(89,014)	13,858
Inventories	(9,136)	26,642
Prepaids, other current assets and other assets	(4,032)	(25)
Accounts payable, accrued liabilities and other liabilities	33,255	(61,440)
Net cash provided by operating activities - continuing operations	106,246	157,134
Investing activities
Sales of assets	2,825	64,103
Capital expenditures	(56,788)	(51,334)
Proceeds from sale of business, net of transaction costs	117,735	0
Insurance proceeds	527	1,850
Purchases of investments	(262)	(1,153)
(Purchases) sales of unconsolidated affiliates	(504)	1,498
Payments to Acquire Businesses, Net of Cash Acquired	930	262
Other	(1,908)	(127)
Financing activities
Proceeds from borrowings and overdrafts	1,273,561	1,190,596
Repayments on borrowings and overdrafts	(1,425,422)	(1,300,083)
Dividends paid to shareholders	(22,899)	(22,873)
Dividends paid to noncontrolling interests	(23,157)	(24,824)
Proceeds from (Payments to) Noncontrolling Interests	78	(482)
Payment of contingent consideration	(996)	(1,169)
Net cash (used in) financing activities - continuing operations	(198,835)	(158,835)
Effect of foreign exchange rate changes on cash	1,613	(1,716)
Net cash provided by (used in) operating activities - discontinued operations	23,397	(15,772)
Net cash used in investing activities - discontinued operations	(6,139)	(6,703)
Cash provided by discontinued operations, net	17,258	(22,475)
Decrease in cash and cash equivalents	(13,023)	(11,317)
Cash and cash equivalents at beginning of period, including discontinued operations	277,005	228,840
Cash and cash equivalents at end of period, including discontinued operations	263,982	217,523
Income tax payments, net of refunds	(62,743)	(49,142)
Interest payments on borrowings	(50,376)	(62,771)
Net cash provided by (used in) investing activities - continuing operations	$ 60,695	$ 14,575